Non-Controlling Interests (Details 1) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Reserve Quantities [Line Items]
Current assets	$ 6,705,686	$ 1,834,775
Current liabilities	3,862,460	1,799,104
G R D Cali L L C [Member]
Reserve Quantities [Line Items]
Net loss for the year		90,914
Idalia L L C [Member]
Reserve Quantities [Line Items]
Net loss for the year	10,230	322
Non-current assets		10,230
G R Michigan L L C [Member]
Reserve Quantities [Line Items]
Net loss for the year	48,867	296,570
Non-current assets		603,895
Current assets	1,453	74,961
Current liabilities		489,266
Non-current liabilities		68,994
Canopy Management [Member]
Reserve Quantities [Line Items]
Net loss for the year	2,196,479
Non-current assets	4,023,521
Current assets	3,093,330
Current liabilities	1,708,330
Non-current liabilities	1,225,804
Advances from parent	$ 530,020